Equity (Details) - Schedule of Non-Controlling Interests - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Equity (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance at beginning	$ 1,410,630	$ (611,686)	$ (547,777)
(Loss) profit for the year	389,318	11,606	(63,909)
Contribution from non-controlling shareholder in a subsidiary		1,960,000
Acquisition of a subsidiary		10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary		40,251
Disposal of subsidiaries	569,360
Acquisition of non-controlling interests	(2,369,308)
Balance at ending		1,410,630	(611,686)
Taikexi [Member]
Equity (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance at beginning	(530,764)	(525,927)	(505,566)
(Loss) profit for the year		(4,837)	(20,361)
Contribution from non-controlling shareholder in a subsidiary
Acquisition of a subsidiary
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Disposal of subsidiaries	530,764
Acquisition of non-controlling interests
Balance at ending		(530,764)	(525,927)
Shenzhen Guanpeng [Member]
Equity (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance at beginning	(49,055)	(45,508)	(31,664)
(Loss) profit for the year		(3,547)	(13,844)
Contribution from non-controlling shareholder in a subsidiary
Acquisition of a subsidiary
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Disposal of subsidiaries	49,055
Acquisition of non-controlling interests
Balance at ending		(49,055)	(45,508)
Dacheng Liantong [Member]
Equity (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance at beginning		(40,251)	(10,547)
(Loss) profit for the year			(29,704)
Contribution from non-controlling shareholder in a subsidiary
Acquisition of a subsidiary
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary		40,251
Disposal of subsidiaries
Acquisition of non-controlling interests
Balance at ending			(40,251)
Hangzhou Xuzhihang [Member]
Equity (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance at beginning	10,459
(Loss) profit for the year
Contribution from non-controlling shareholder in a subsidiary
Acquisition of a subsidiary		10,459
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Disposal of subsidiaries	(10,459)
Acquisition of non-controlling interests
Balance at ending		10,459
Metalpha [Member]
Equity (Details) - Schedule of Non-Controlling Interests [Line Items]
Balance at beginning	1,979,990
(Loss) profit for the year	389,318	19,990
Contribution from non-controlling shareholder in a subsidiary		1,960,000
Acquisition of a subsidiary
Changes in non-controlling interest due to changes in ownership of partially owned subsidiary
Disposal of subsidiaries
Acquisition of non-controlling interests	(2,369,308)
Balance at ending		$ 1,979,990